Ropes & Gray LLP
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Boston, MA 02119-3600
617-951-7000
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Sarah Clinton
617-951-7375
sarah.clinton@ropesgray.com
January 12, 2012
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Pyxis Funds II (File Nos. 033-51308 and 811-07142)
Ladies and Gentlemen:
On behalf of Pyxis Funds II, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Statement of Additional Information for Pyxis Alternative Income Fund, which would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 85 to the Trust’s Registration Statement under the Securities Act and Amendment 87 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 85/87”), as filed electronically with the Commission on January 10, 2012. Amendment No. 85/87 became effective upon filing.
If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at 617-951-7375.
Sincerely,
/s/ Sarah Clinton
Sarah Clinton

cc:	Ethan Powell, Pyxis Capital, L.P.